UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: December 31, 2024

Date of reporting period: December 31, 2024

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund III

ARGA Emerging Markets Value Fund

Institutional Class Shares - ARMIX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the ARGA Emerging Markets Value Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.argainvest.com/arga-emerging-markets-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Emerging Markets Value Fund, Institutional Class Shares	$87	0.84%

How did the Fund perform in the last year?

The ARGA Emerging Market Value Fund outperformed the MSCI Emerging Markets Index (NR) (USD) in 2024. The Fund was up 8.18%, compared to a 7.50% rise in the MSCI Emerging Markets Index (NR) (USD) and a 4.51%  increase in the MSCI Emerging Markets Value Index (NR) (USD).

Key market drivers included China policy stimulus, AI growth and moderating inflation, partially offset by fears of higher U.S. import tariffs, geopolitical tensions, U.S. dollar strength and Brazil macro concerns.

The Fund’s outperformance reflected meaningful recovery in the valuations of many Fund holdings. In adherence to ARGA’s valuation approach, the Fund seeks to own deeply undervalued stocks. ARGA’s strict value style is based on the core belief that investment opportunity results from investor reaction to stress–macro, company, regulatory, etc. The overreaction reflects documented investor behavioral biases such as need for certainty. As temporary stress disproportionately impacts valuations, this creates pricing anomalies. Value investors such as ARGA can take advantage of these anomalies to purchase good companies at discounted prices. As conditions recover over time, the stocks typically recover.

The Fund’s valuation recoveries occurred across sectors and geographies–in particular, China and Korea. Many China-related Materials, Industrials and Consumer Discretionary holdings rebounded on improved outlooks, government stimulus, and recovering fundamentals. Favorable Korean results were led by a large semiconductor holding on increased AI demand and Korean financials holdings on improving fundamentals. Partial offset came from low exposure to the strongly-performing Technology sector, where valuation opportunities were limited, and Brazilian retail holdings, due to inflationary pressures.

Valuation spreads in Emerging Markets remain wide, with spreads between the cheapest and most expensive P/B quintiles of valuation well exceeding historical averages. Historically, high spreads have signaled subsequent value outperformance. Our research confirms value opportunities across sectors and geographies, notably China Consumer Discretionary emphasizing domestic companies and a range of financials. These and other opportunities appear to position the Fund well for long-term returns.

How did the Fund perform since inception?

Total Return Based on $250,000 Investment

	ARGA Emerging Markets Value Fund, Institutional Class Shares - $285592	MSCI Emerging Markets Index (NR) (USD) - $213106	MSCI Emerging Markets Value Index (NR) (USD) - $234807
Jun/21	$250000	$250000	$250000
Dec/21	$228865	$225873	$233718
Dec/22	$226136	$180492	$196723
Dec/23	$263995	$198231	$224683
Dec/24	$285592	$213106	$234807

Since its inception on June 3, 2021. The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-234-ARGA (866-234-2742) or visit https://www.argainvest.com/arga-emerging-markets-value-fund/ for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
ARGA Emerging Markets Value Fund, Institutional Class Shares	8.18%	3.79%
MSCI Emerging Markets Index (NR) (USD)	7.50%	-4.36%
MSCI Emerging Markets Value Index (NR) (USD)	4.51%	-1.74%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$862,444,802	57	$5,079,541	32%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Hungary	1.1%
Peru	1.3%
United States	1.6%
Macao	3.3%
Hong Kong	3.6%
India	4.7%
Thailand	4.8%
South Africa	7.0%
Taiwan	9.2%
Brazil	9.9%
South Korea	12.4%
China	36.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tencent Holdings	4.0%
Gree Electric Appliances of Zhuhai, Cl A	4.0%
Samsung Electronics	3.2%
Yageo	3.1%
China Overseas Land & Investment	3.1%
Ping An Insurance Group of China, Cl H	2.8%
HDFC Bank	2.7%
MTN Group	2.7%
Hengli Petrochemical, Cl A	2.6%
Trip.com Group ADR	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-emerging-markets-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

ARGA Emerging Markets Value Fund / Institutional Class Shares - ARMIX

Annual Shareholder Report: December 31, 2024

ARG-AR-TSR-2024-1

The Advisors' Inner Circle Fund III

ARGA International Value Fund

Institutional Class Shares - ARVIX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the ARGA International Value Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.argainvest.com/arga-international-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA International Value Fund, Institutional Class Shares	$75	0.75%

How did the Fund perform in the last year?

The ARGA International Value Fund trailed the MSCI ACWI ex USA Index (NR) (USD) in 2024. The Fund was up 1.15%, compared to a 5.53% rise in the MSCI ACWI ex USA Index (NR) (USD) and a 6.04% increase in the MSCI ACWI ex USA Value Index (NR) (USD).

Key market drivers included moderating inflation, rate cut expectations and AI growth, partially offset by fears of higher U.S. import tariffs and geopolitical tensions.

The Fund’s underperformance reflected continued temporary stress faced by many Fund holdings. In adherence to ARGA’s valuation approach, the Fund seeks to own deeply undervalued stocks. ARGA’s strict value style is based on the core belief that investment opportunity results from investor reaction to stress–macro, company, regulatory, etc. The overreaction reflects documented investor behavioral biases such as need for certainty. As temporary stress disproportionately impacts valuations, this creates pricing anomalies. Value investors such as ARGA can take advantage of these anomalies to purchase good companies at discounted prices. As conditions recover over time, the stocks typically recover.

Valuation recovery across most Chinese holdings was more than offset by drag from Brazil and select holdings. Many China-related Materials, Industrials and Consumer Discretionary holdings rebounded on improved outlooks, government stimulus, and recovering fundamentals. Offsetting this were Brazilian bank and retail holdings adversely impacted by Brazil's weak macro environment and persistent inflation. Valuations of an Asia-focused insurance holding and French luxury goods maker were pressured by China concerns. Also detracting from results was the Fund’s low exposure to the strongly-performing Technology sector, where valuation opportunities were limited.

International valuation spreads continue to exceed long-term averages. Historically, wide spreads have signaled subsequent value outperformance. Our fundamental research indicates market overreactions have created attractively valued opportunities across sectors and geographies. Our research confirms value opportunities in sectors such as Consumer Discretionary, where valuations are depressed due to high interest rates and challenging economic conditions, and Materials companies suffering temporary sluggish industrial demand. These and other opportunities appear to position the Fund well for long-term returns.

How did the Fund perform since inception?

Total Return Based on $250,000 Investment

	ARGA International Value Fund, Institutional Class Shares - $277597	MSCI ACWI ex USA Index (NR) (USD) - $250167	MSCI ACWI ex USA Value Index (NR) (USD) - $273759
Jun/21	$250000	$250000	$250000
Dec/21	$231975	$244094	$240764
Dec/22	$222969	$205031	$220082
Dec/23	$274447	$237048	$258160
Dec/24	$277597	$250167	$273759

Since its inception on June 3, 2021. The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-234-ARGA (866-234-2742) or visit https://www.argainvest.com/arga-international-value-fund/ for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
ARGA International Value Fund, Institutional Class Shares	1.15%	2.97%
MSCI ACWI ex USA Index (NR) (USD)	5.53%	0.02%
MSCI ACWI ex USA Value Index (NR) (USD)	6.04%	2.57%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$122,064,472	68	$316,696	38%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	16.8%
Finland	3.3%
Canada	4.2%
Macao	4.3%
Brazil	4.5%
Spain	4.9%
Hong Kong	5.4%
United States	5.4%
Japan	5.7%
United Kingdom	6.5%
South Korea	6.5%
France	13.2%
China	18.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Accor	5.0%
Kering	4.9%
Tencent Holdings	4.7%
Ping An Insurance Group of China, Cl H	3.9%
Prudential	3.6%
Nidec	3.6%
Sands China	3.4%
UBS Group	3.1%
Boliden	2.9%
Banco Santander	2.4%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-international-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

ARGA International Value Fund / Institutional Class Shares - ARVIX

Annual Shareholder Report: December 31, 2024

ARG-AR-TSR-2024-2

The Advisors' Inner Circle Fund III

ARGA Value Fund

Institutional Class Shares - ARUIX

Annual Shareholder Report: December 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the ARGA Value Fund (the "Fund") for the period from January 1, 2024 to December 31, 2024. You can find additional information about the Fund at https://www.argainvest.com/arga-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Value Fund, Institutional Class Shares	$67	0.65%

How did the Fund perform in the last year?

The ARGA Value Fund trailed the Russell 1000 Value Index (NR) (USD) in 2024. The Fund was up 6.46%, compared to a 13.65% rise in the Russell 1000 Value Index (NR) (USD) and a 24.50% increase in the S&P 500 Index (NR) (USD).

Key market drivers included AI growth, solid corporate earnings, post-election rally and rate cuts, partially offset by geopolitical tensions and diminished rate cut expectations towards year-end.

The Fund’s underperformance reflected continued temporary stress faced by many Fund holdings. In adherence to ARGA’s valuation approach, the Fund seeks to own deeply undervalued stocks. ARGA’s strict value style is based on the core belief that investment opportunity results from investor reaction to stress–macro, company, regulatory, etc. The overreaction reflects documented investor behavioral biases such as need for certainty. As temporary stress disproportionately impacts valuations, this creates pricing anomalies. Value investors such as ARGA can take advantage of these anomalies to purchase good companies at discounted prices. As conditions recover over time, the stocks typically recover.

Fund performance was adversely impacted by exposure to sectors and companies facing cyclical and other temporary pressures. This included high exposure to the Materials sector, which faced weak demand as inventories continued to adjust, and Consumer Discretionary due to consumer uncertainty. Energy also detracted, with oil services holdings hurt by falling rig counts and refining holdings by lower margins. Other detractors were lack of exposure to strongly-performing Financial Services heavyweights and a poorly-performing real estate lending holding.

U.S. valuation spreads continue to exceed long-term averages. Historically, wide spreads have signaled subsequent value outperformance. Our fundamental research indicates market overreactions have created attractively valued opportunities across sectors. Our research confirms value opportunities in sectors such as Consumer Discretionary, where valuations are depressed due to high interest rates and challenging economic conditions, and Materials companies suffering temporary sluggish industrial demand. These and other opportunities appear to position the Fund well for long-term returns.

How did the Fund perform since inception?

Total Return Based on $250,000 Investment

	ARGA Value Fund, Institutional Class Shares - $295450	S&P 500 Index (NR) (USD) - $330561	Russell 1000 Value Index (NR) (USD) - $298372
Aug/23	$250000	$250000	$250000
Dec/23	$277525	$265502	$262546
Dec/24	$295450	$330561	$298372

Since its inception on August 31, 2023. The line graph represents historical performance of a hypothetical investment of $250,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 866-234-ARGA (866-234-2742) or visit https://www.argainvest.com/arga-value-fund/ for current month-end performance.

Average Annual Total Returns as of December 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
ARGA Value Fund, Institutional Class Shares	6.46%	13.31%
S&P 500 Index (NR) (USD)	24.50%	23.24%
Russell 1000 Value Index (NR) (USD)	13.65%	14.14%

Key Fund Statistics as of December 31, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,182,264	49	$-	59%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	3.2%
Utilities	3.4%
Industrials	6.4%
Communication Services	8.0%
Financials	9.2%
Energy	9.9%
Materials	10.6%
Information Technology	13.8%
Consumer Discretionary	17.0%
Health Care	17.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
CVS Health	4.9%
Las Vegas Sands	4.8%
Gilead Sciences	4.1%
Lear	3.9%
Alcoa	3.7%
UGI	3.4%
Walt Disney	3.3%
PVH	3.1%
Target	2.7%
Jabil	2.6%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  866-234-ARGA (866-234-2742)

  https://www.argainvest.com/arga-value-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 866-234-ARGA (866-234-2742) to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund III

ARGA Value Fund / Institutional Class Shares - ARUIX

Annual Shareholder Report: December 31, 2024

ARG-AR-TSR-2024-3

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is “independent” as that term is defined in Form N-CSR Item 3 (a)(2).

Item 4. Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2024			FYE December 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$797,690	None	None	$717,900	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	$559,700(2)	None	None	$807,756(2)
(d)	All Other Fees	None	None	$10,530(3)	None	None	$7,535(3)

Fees billed by Cohen & Co (“Cohen”) (Formerly, BBD LLP (“BBD”)) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2024			FYE December 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	None	None	None	$88,500	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE December 31, 2024			FYE December 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$392,971	None	None	$303,108	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax return preparation fees for affiliates of the Funds.

(3)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval;

(2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (PwC):

	FYE December 31, 2024	FYE December 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (Cohen):

	FYE December 31, 2024	FYE December 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, waiver of pre-approval requirement were as follows (E&Y):

	FYE December 31, 2024	FYE December 31, 2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $570,230 and $815,291 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended December 31st were $0 and $0 for 2024 and 2023, respectively.

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4e.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6. Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

ARGA FUNDS

Emerging Markets Value Fund

International Value Fund

Value Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

DECEMBER 31, 2024

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)

Schedules of Investments	1
Statements of Assets and Liabilities	13
Statements of Operations	15
Statements of Changes in Net Assets	17
Financial Highlights	20
Notes to Financial Statements	23
Report of Independent Registered Public Accounting Firm	36
Notice to Shareholders (Unaudited)	38
Other Information - Form N-CSR Items 8-11 (Unaudited)	40

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.7%
	Shares	Value
BRAZIL — 9.9%
Atacadao	4,512,800	$3,966,510
Banco Bradesco	9,858,940	16,979,875
Banco Bradesco ADR	7,197,867	13,747,926
Banco do Brasil	2,179,200	8,525,824
Lojas Renner	3,272,940	6,421,010
Petroleo Brasileiro ADR	1,267,747	16,303,226
Sendas Distribuidora S *	9,876,500	9,000,655
Vale	1,190,700	10,513,801
		85,458,827

CHINA — 36.8%
Alibaba Group Holding	1,256,000	13,325,488
Alibaba Group Holding ADR	146,642	12,433,775
Beijing New Building Materials, Cl A	4,138,129	17,183,504
Beijing Oriental Yuhong Waterproof Technology, Cl A	5,742,512	10,211,707
Budweiser Brewing APAC	9,508,700	9,169,998
China Hongqiao Group	5,577,500	8,445,263
China Jushi, Cl A	8,208,234	12,808,410
China Overseas Land & Investment	16,531,969	26,394,445
Gree Electric Appliances of Zhuhai, Cl A	5,573,800	34,706,197
Hengli Petrochemical, Cl A	10,536,499	22,157,791
Industrial & Commercial Bank of China, Cl H	28,050,000	18,816,414
Li Ning	6,131,000	12,993,538
PICC Property & Casualty, Cl H	8,500,000	13,417,625
Ping An Insurance Group of China, Cl H	4,145,000	24,576,523
SITC International Holdings	2,999,642	7,994,771
Sunny Optical Technology Group	1,976,479	17,521,142
Tencent Holdings	648,100	34,797,203
Trip.com Group ADR *	300,572	20,637,274
		317,591,068

HONG KONG — 3.6%
Melco Resorts & Entertainment ADR *	1,338,151	7,747,894
Sino Biopharmaceutical	18,025,151	7,426,687
WH Group	20,640,306	15,971,911
		31,146,492

HUNGARY — 1.1%
OTP Bank Nyrt	162,862	8,900,779

INDIA — 4.7%
HDFC Bank	1,143,366	23,676,295
Hindalco Industries	1,460,249	10,275,534
Manappuram Finance	3,115,483	6,857,693
		40,809,522

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
MACAO — 3.3%
Galaxy Entertainment Group	2,817,000	$11,969,253
Sands China *	6,100,400	16,416,133
		28,385,386

PERU — 1.3%
Credicorp	60,993	11,181,237

RUSSIA — 0.0%
Alrosa PJSC (A)	506,080	–

SOUTH AFRICA — 7.0%
Absa Group	1,735,632	17,451,741
MTN Group	4,733,609	23,074,502
Naspers, Cl N	90,652	20,046,936
		60,573,179

SOUTH KOREA — 12.4%
DB Insurance	90,745	6,304,991
Hana Financial Group	279,187	10,682,612
Hyundai Mobis	102,019	16,224,766
KB Financial Group	221,341	12,463,924
Samsung Electro-Mechanics	123,131	10,212,838
Samsung Electronics	778,423	27,779,436
SK Hynix	178,369	20,439,362
WONIK IPS *	179,917	2,691,481
		106,799,410

TAIWAN — 9.2%
Chailease Holding	2,025,068	6,979,904
Taiwan Semiconductor Manufacturing	551,000	18,067,227
Taiwan Semiconductor Manufacturing ADR	96,067	18,972,272
Yageo	1,620,237	26,736,666
Zhen Ding Technology Holding	2,415,000	8,839,543
		79,595,612

THAILAND — 4.8%
CP ALL	6,747,200	10,999,531
Kasikornbank	3,538,600	16,106,346
SCB X	4,149,900	14,286,533
		41,392,410

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES — 1.6%
Las Vegas Sands	270,229	$13,878,961

TOTAL COMMON STOCK
(Cost $763,212,495)		825,712,883

TOTAL INVESTMENTS— 95.7%
(Cost $763,212,495)		$825,712,883

Percentages are based on Net Assets of $862,444,802.
*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt
Cl — Class
PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND DECEMBER 31, 2024

The following is a summary of the inputs used as of December 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3†		Total
Common Stock
Brazil	$85,458,827	$—	$—		$85,458,827
China	317,591,068	—	—		317,591,068
Hong Kong	31,146,492	—	—		31,146,492
Hungary	—	8,900,779	—		8,900,779
India	40,809,522	—	—		40,809,522
Macao	28,385,386	—	—		28,385,386
Peru	11,181,237	—	—		11,181,237
Russia	—	—	—	^	—	^
South Africa	60,573,179	—	—		60,573,179
South Korea	—	106,799,410	—		106,799,410
Taiwan	79,595,612	—	—		79,595,612
Thailand	—	41,392,410	—		41,392,410
United States	13,878,961	—	—		13,878,961
Total Common Stock	668,620,284	157,092,599	—	^	825,712,883
Total Investments in Securities	$668,620,284	$157,092,599	$—	^	$825,712,883

†	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^	Includes securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%
	Shares	Value
AUSTRALIA — 0.6%
QBE Insurance Group	41,901	$497,944
South32	147,820	311,077
		809,021

BRAZIL — 3.9%
Ambev	281,358	534,675
Banco Bradesco ADR	783,584	1,496,645
Banco do Brasil	77,211	302,078
Lojas Renner	1,260,050	2,472,026
		4,805,424

CANADA — 4.2%
Magna International	55,645	2,325,751
Nutrien	63,335	2,833,982
		5,159,733

CHINA — 18.5%
Alibaba Group Holding	111,200	1,179,772
Alibaba Group Holding ADR	19,261	1,633,140
China Overseas Land & Investment	1,792,304	2,861,539
Gree Electric Appliances of Zhuhai, Cl A	273,600	1,703,616
Li Ning	987,000	2,091,767
Ping An Insurance Group of China, Cl H	795,627	4,717,429
Tencent Holdings	106,920	5,740,653
Trip.com Group ADR *	39,210	2,692,159
		22,620,075

FINLAND — 3.3%
Neste	86,155	1,090,312
Nokia	658,355	2,912,182
		4,002,494

FRANCE — 13.2%
Accor	124,384	6,060,787
Airbus	17,525	2,809,766
Kering	24,207	5,974,081
Societe Generale	28,602	804,680
Teleperformance	5,027	432,824
		16,082,138

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
GERMANY — 1.8%
BASF	13,955	$611,943
Bayer	74,108	1,480,305
Fresenius & KGaA *	1,982	68,797
		2,161,045

HONG KONG — 5.4%
CK Asset Holdings	4,500	18,483
Melco Resorts & Entertainment ADR *	185,949	1,076,645
Prudential	546,926	4,361,495
Sun Hung Kai Properties	113,500	1,090,917
		6,547,540

INDIA — 1.0%
HDFC Bank	33,438	692,419
HDFC Bank ADR	8,118	518,415
		1,210,834

ITALY — 1.7%
Eni	57,957	792,757
Leonardo	22,145	595,785
Saipem *	271,223	709,449
		2,097,991

JAPAN — 5.7%
Japan Airlines	36,000	567,519
Kobe Steel	107,300	1,072,570
Marubeni	28,100	421,741
Nidec	241,400	4,335,943
Toray Industries	97,400	616,722
		7,014,495

LUXEMBOURG — 0.5%
ArcelorMittal	24,898	578,484

MACAO — 4.3%
Galaxy Entertainment Group	249,000	1,057,985
Sands China *	1,545,200	4,158,122
		5,216,107

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
NETHERLANDS — 1.2%
ABN AMRO Bank GDR	39,111	$603,241
Aegon	156,627	928,025
		1,531,266

NORWAY — 2.1%
Aker BP	1,405	27,620
Equinor	106,740	2,531,773
		2,559,393

SINGAPORE — 1.9%
STMicroelectronics	90,986	2,287,868

SOUTH KOREA — 6.5%
Hyundai Mobis	8,343	1,326,843
Samsung Electronics	80,764	2,882,210
Shinhan Financial Group	32,841	1,064,930
SK Hynix	23,630	2,707,769
		7,981,752

SPAIN — 4.9%
Banco Bilbao Vizcaya Argentaria	303,254	2,969,118
Banco Santander	644,485	2,980,457
		5,949,575

SWEDEN — 2.9%
Boliden	125,419	3,528,651

SWITZERLAND — 3.1%
UBS Group	122,141	3,739,560

UNITED KINGDOM — 6.5%
BP	74,683	367,436
Centrica	785,511	1,313,791
easyJet	2,079	14,575
HSBC Holdings	282,878	2,781,007
Kingfisher	392,025	1,220,554
Whitbread	60,406	2,227,820
		7,925,183

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UNITED STATES — 5.4%
Genpact	42,903	$1,842,684
GSK	54,672	921,592
Las Vegas Sands	56,136	2,883,145
Shell	10,359	321,097
Smurfit WestRock	11,444	618,339
		6,586,857

TOTAL COMMON STOCK
(Cost $128,304,849)		120,395,486

PREFERRED STOCK — 0.6%

BRAZIL — 0.6%
Gerdau (A)	256,068	751,892

TOTAL PREFERRED STOCK
(Cost $939,338)		751,892

TOTAL INVESTMENTS— 99.2%
(Cost $129,244,187)		$121,147,378

Percentages are based on Net Assets of $122,064,472.
*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND DECEMBER 31, 2024

The following is a summary of the inputs used as of December 31, 2024, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$809,021	$—	$—	$809,021
Brazil	4,805,424	—	—	4,805,424
Canada	5,159,733	—	—	5,159,733
China	22,620,075	—	—	22,620,075
Finland	—	4,002,494	—	4,002,494
France	16,082,138	—	—	16,082,138
Germany	—	2,161,045	—	2,161,045
Hong Kong	6,547,540	—	—	6,547,540
India	1,210,834	—	—	1,210,834
Italy	—	2,097,991	—	2,097,991
Japan	—	7,014,495	—	7,014,495
Luxembourg	578,484	—	—	578,484
Macao	5,216,107	—	—	5,216,107
Netherlands	1,531,266	—	—	1,531,266
Norway	—	2,559,393	—	2,559,393
Singapore	2,287,868	—	—	2,287,868
South Korea	—	7,981,752	—	7,981,752
Spain	5,949,575	—	—	5,949,575
Sweden	—	3,528,651	—	3,528,651
Switzerland	—	3,739,560	—	3,739,560
United Kingdom	7,925,183	—	—	7,925,183
United States	6,586,857	—	—	6,586,857
Total Common Stock	87,310,105	33,085,381	—	120,395,486
Preferred Stock
Brazil	751,892	—	—	751,892
Total Investments in Securities	$88,061,997	$33,085,381	$—	$121,147,378

Amounts designated as “–” are $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.7%
	Shares	Value
COMMUNICATION SERVICES — 8.0%
Comcast, Cl A	573	$21,505
Liberty Global, Cl A *	1,947	24,844
Sunrise Communications ADR, Cl A *	181	7,797
Walt Disney	355	39,529

		93,675

CONSUMER DISCRETIONARY — 17.0%
Las Vegas Sands	1,101	56,547
Lear	481	45,551
Mohawk Industries *	154	18,346
Newell Brands	1,895	18,874
PVH	341	36,061
Tapestry	398	26,001

		201,380

CONSUMER STAPLES — 3.2%
Target	240	32,443
Tyson Foods, Cl A	91	5,227

		37,670

ENERGY — 9.9%
EQT	328	15,124
Helmerich & Payne	886	28,370
Occidental Petroleum	379	18,726
Patterson-UTI Energy	2,509	20,724
PBF Energy, Cl A	236	6,266
Petroleo Brasileiro ADR	753	9,684
Phillips 66	158	18,001

		116,895

FINANCIALS — 9.2%
American International Group	154	11,211
Bank of America	580	25,491
Citigroup	374	26,326
First American Financial	365	22,790
Invesco	1,345	23,511

		109,329

HEALTH CARE — 17.2%
Baxter International	560	16,330

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
HEALTH CARE (continued)
Cardinal Health	105	$12,418
CVS Health	1,295	58,132
Gilead Sciences	521	48,125
Labcorp Holdings	101	23,161
McKesson	21	11,968
Medtronic	271	21,648
Merck	119	11,838

		203,620

INDUSTRIALS — 6.4%
Genpact	593	25,469
Stanley Black & Decker	351	28,182
WESCO International	123	22,258

		75,909

INFORMATION TECHNOLOGY — 13.8%
Amdocs	271	23,073
Arrow Electronics *	236	26,697
Cisco Systems	233	13,794
Flex *	716	27,487
Jabil	212	30,507
Skyworks Solutions	208	18,445
TE Connectivity	159	22,732

		162,735

MATERIALS — 10.6%
Alcoa	1,161	43,863
Berry Global Group	349	22,570
Chemours	572	9,667
Dow	547	21,951
FMC	182	8,847
LyondellBasell Industries, Cl A	252	18,716

		125,614

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND DECEMBER 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK (continued)
	Shares	Value
UTILITIES — 3.4%
UGI	1,408	$39,748

TOTAL COMMON STOCK
(Cost $1,147,676)		1,166,575

TOTAL INVESTMENTS— 98.7%
(Cost $1,147,676)		$1,166,575

Percentages are based on Net Assets of $1,182,264.
*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2024, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

STATEMENTS OF ASSETS AND LIABILITIES

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Assets:
Investments, at Value (Cost $763,212,495 and $129,244,187)	$825,712,883	$121,147,378
Foreign Currency, at Value (Cost $– and $11)	–	11
Cash	34,768,140	706,470
Dividend and Interest Receivable	2,342,072	154,582
Receivable for Investment Securities Sold	1,664,030	13,480
Receivable for Capital Shares Sold	1,285,770	90,800
Reclaim Receivable	178,243	83,944
Unrealized Gain on Foreign Spot Currency Contracts	6,695	–
Other Prepaid Expenses	23,222	8,074
Total Assets	865,981,055	122,204,739
Liabilities:
Payable for Investment Securities Purchased	1,982,781	–
Payable for Foreign Capital Gains Tax	791,239	–
Payable to Investment Adviser	518,574	42,501
Payable to Administrator	48,888	8,470
Registration Fees Payable	35,687	18,220
Payable for Capital Shares Redeemed	35,291	27,272
Audit Fees Payable	28,263	28,263
Transfer Agent Fees Payable	8,645	4,048
Chief Compliance Officer Fees Payable	7,887	1,156
Payable to Trustees	348	51
Unrealized Loss on Foreign Spot Currency Contracts	–	15
Other Accrued Expenses and Other Payables	78,650	10,271
Total Liabilities	3,536,253	140,267
Commitments and Contingencies†
Net Assets	$862,444,802	$122,064,472
Net Assets Consist of:
Paid-in Capital	$819,894,155	$129,996,283
Total Distributable Earnings (Accumulated Losses)	42,550,647	(7,931,811)
Net Assets	$862,444,802	$122,064,472
Institutional Class Shares:
Net Assets	$862,444,802	$122,064,472
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	84,816,537	11,916,943
Net Asset Value, Offering and Redemption Price Per Share	$10.17	$10.24

†	See Note 5 in the Notes to Financial Statements.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

STATEMENT OF ASSETS AND LIABILITIES

ARGA Value Fund
Assets:
Investments, at Value (Cost $1,147,676)	$1,166,575
Cash	24,219
Dividend and Interest Receivable	1,986
Reclaim Receivable	38
Reimbursement/Receivable due from Investment Adviser	15,417
Other Prepaid Expenses	9,995
Total Assets	1,218,230
Liabilities:
Audit Fees Payable	25,740
Payable to Administrator	6,352
Transfer Agent Fees Payable	3,437
Chief Compliance Officer Fees Payable	11
Other Accrued Expenses and Other Payables	426
Total Liabilities	35,966
Commitments and Contingencies†
Net Assets	$1,182,264
Net Assets Consist of:
Paid-in Capital	$1,112,647
Total Distributable Earnings	69,617
Net Assets	$1,182,264
Institutional Class Shares:
Net Assets	$1,182,264
Outstanding Shares of beneficial interest (unlimited authorization — no par value)	110,465
Net Asset Value, Offering and Redemption Price Per Share	$10.70

†	See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS FOR THE YEAR ENDED DECEMBER 31, 2024

STATEMENTS OF OPERATIONS

	ARGA Emerging Markets Value Fund	ARGA International Value Fund
Investment Income:
Dividends	$26,613,877	$2,511,890
Interest	1,522,466	104,360
Less: Foreign Taxes Withheld	(1,973,046)	(243,060)
Total Investment Income	26,163,297	2,373,190
Expenses:
Investment Advisory Fees	5,079,541	440,972
Administration Fees	490,046	100,023
Trustees' Fees	39,508	3,126
Chief Compliance Officer Fees	15,958	1,930
Custodian Fees	138,137	13,597
Registration and Filing Fees	91,697	35,377
Legal Fees	63,433	4,924
Transfer Agent Fees	47,075	23,191
Printing Fees	40,028	7,637
Audit Fees	28,779	28,779
Pricing Fees	389	1,082
Other Expenses	63,842	14,859
Total Expenses	6,098,433	675,497
Less:
Waiver of Investment Advisory Fees	–	(124,276)
Net Expenses	6,098,433	551,221
Net Investment Income	20,064,864	1,821,969
Net Realized Gain (Loss) on:
Investments	869,965	1,903,094
Foreign Capital Gains Tax	(547,579)	–
Foreign Currency Transactions	(266,638)	(18,837)
Net Realized Gain	55,748	1,884,257
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	32,180,565	(8,831,255)
Foreign Capital Gains Tax	(553,260)	–
Foreign Currency Translation	(132,623)	(3,933)
Net Change in Unrealized Appreciation (Depreciation)	31,494,682	(8,835,188)
Net Realized and Unrealized Gain/(Loss)	31,550,430	(6,950,931)
Net Increase/Decrease in Net Assets Resulting from Operations	$51,615,294	$(5,128,962)

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS FOR THE YEAR ENDED DECEMBER 31, 2024

STATEMENT OF OPERATIONS

ARGA Value Fund
Investment Income:
Dividends	$30,974
Interest	313
Less: Foreign Taxes Withheld	(111)
Total Investment Income	31,176
Expenses:
Administration Fees	75,017
Investment Advisory Fees	5,829
Trustees' Fees	888
Chief Compliance Officer Fees	25
Offering Costs	69,439
Audit Fees	26,256
Transfer Agent Fees	21,023
Registration and Filing Fees	10,108
Legal Fees	5,781
Pricing Fees	2,425
Printing Fees	1,990
Other Expenses	3,771
Total Expenses	222,552
Less:
Waiver of Investment Advisory Fees	(5,829)
Waiver - Reimbursement from Adviser	(209,145)
Net Expenses	7,578
Net Investment Income	23,598
Net Realized Gain on:
Investments	129,037
Net Realized Gain	129,037
Net Change in Unrealized Depreciation on:
Investments	(80,916)
Net Change in Unrealized Appreciation (Depreciation)	(80,916)
Net Realized and Unrealized Gain	48,121
Net Increase in Net Assets Resulting from Operations	$71,719

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net Investment Income	$20,064,864	$15,989,805
Net Realized Gain (Loss)	55,748	15,930,289
Net Change in Unrealized Appreciation (Depreciation)	31,494,682	44,692,992
Net Increase in Net Assets Resulting From Operations	51,615,294	76,613,086
Distributions:
Institutional Class Shares	(28,842,447)	(18,921,672)
Return of Capital:
Institutional Class Shares	(39,537)	–
Total Distributions	(28,881,984)	(18,921,672)
Capital Share Transactions:
Institutional Class Shares
Issued	372,857,514	179,033,794
Reinvestment of Distributions	26,188,685	18,574,301
Redeemed	(125,856,552)	(116,588,880)
Net Increase in Net Assets From Capital Share Transactions	273,189,647	81,019,215
Total Increase in Net Assets	295,922,957	138,710,629
Net Assets:
Beginning of Year	566,521,845	427,811,216
End of Year	$862,444,802	$566,521,845
Shares Transactions:
Institutional Class Shares
Issued	36,470,325	18,825,594
Reinvestment of Distributions	2,554,994	1,915,191
Redeemed	(12,494,053)	(12,147,112)
Net Increase in Shares Outstanding From Share Transactions	26,531,266	8,593,673

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations:
Net Investment Income	$1,821,969	$114,769
Net Realized Gain (Loss)	1,884,257	102,844
Net Change in Unrealized Appreciation (Depreciation)	(8,835,188)	956,447
Net Increase (Decrease) in Net Assets Resulting From Operations	(5,128,962)	1,174,060
Distributions:
Institutional Class Shares	(3,538,824)	(111,339)
Total Distributions	(3,538,824)	(111,339)
Capital Share Transactions:
Institutional Class Shares
Issued	118,164,378	14,167,278
Reinvestment of Distributions	3,538,824	111,339
Redeemed	(7,898,750)	(1,540,322)
Net Increase in Net Assets From Capital Share Transactions	113,804,452	12,738,295
Total Increase in Net Assets	105,136,666	13,801,016
Net Assets:
Beginning of Year	16,927,806	3,126,790
End of Year	$122,064,472	$16,927,806
Shares Transactions:
Institutional Class Shares
Issued	10,671,805	1,406,152
Reinvestment of Distributions	343,028	10,685
Redeemed	(722,345)	(157,457)
Net Increase in Shares Outstanding From Share Transactions	10,292,488	1,259,380

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended December 31, 2024	Period Ended December 31, 2023*
Operations:
Net Investment Income	$23,598	$7,262
Net Realized Gain (Loss)	129,037	3,312
Net Change in Unrealized Appreciation (Depreciation)	(80,916)	99,815
Net Increase in Net Assets Resulting From Operations	71,719	110,389
Distributions:
Institutional Class Shares	(105,350)	(7,141)
Total Distributions	(105,350)	(7,141)
Capital Share Transactions:
Institutional Class Shares
Issued	56	1,000,100
Reinvestment of Distributions	105,350	7,141
Net Increase in Net Assets From Capital Share Transactions	105,406	1,007,241
Total Increase in Net Assets	71,775	1,110,489
Net Assets:
Beginning of Year/Period	1,110,489	–
End of Year/Period	$1,182,264	$1,110,489
Shares Transactions:
Institutional Class Shares
Issued	5	100,010
Reinvestment of Distributions	9,806	644
Net Increase in Shares Outstanding From Share Transactions	9,811	100,654

*	Commenced operations on August 31, 2023.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA EMERGING MARKETS VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Class Shares
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$9.72	$8.61	$9.05	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.28	0.29	0.38	0.23
Net Realized and Unrealized Gain (Loss)	0.52	1.15	(0.49)	(1.08)
Total from Investment Operations	0.80	1.44	(0.11)	(0.85)
Dividends and Distributions:
Net Investment Income	(0.35)	(0.33)	(0.33)	(0.09)
Capital Gains	—	—	—	(0.01)
Return of Capital	— ^	—	—	—
Total Dividends and Distributions	(0.35)	(0.33)	(0.33)	(0.10)
Net Asset Value, End of Year/Period	$10.17	$9.72	$8.61	$9.05
Total Return†	8.18%	16.74%	(1.19)%	(8.45)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$862,445	$566,522	$427,811	$179,438
Ratio of Net Expenses to Average Net Assets	0.84%	0.87%	0.90%	0.90%††
Ratio of Gross Expenses to Average Net Assets	0.84%	0.85%	0.88%	1.19%††
Ratio of Net Investment Income to Average Net Assets	2.77%	3.09%	4.45%	4.24%††
Portfolio Turnover Rate‡	32%	26%	35%	17%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
^	Amount is less than $0.005 per share.
(1)	Commenced operations on June 3, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA INTERNATIONAL VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Class Shares
	Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$10.42	$8.56	$9.23	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.27	0.23	0.29	0.12
Net Realized and Unrealized Gain (Loss)	(0.15)	1.75	(0.65)	(0.84)
Total from Investment Operations	0.12	1.98	(0.36)	(0.72)
Dividends and Distributions:
Net Investment Income	(0.17)	(0.12)	(0.31)	(0.05)
Capital Gains	(0.13)	—	—	—
Total Dividends and Distributions	(0.30)	(0.12)	(0.31)	(0.05)
Net Asset Value, End of Year/Period	$10.24	$10.42	$8.56	$9.23
Total Return†	1.15%	23.09%	(3.88)%	(7.21)%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$122,064	$16,928	$3,127	$3,474
Ratio of Net Expenses to Average Net Assets	0.75%	0.75%	0.75%	0.75%††
Ratio of Gross Expenses to Average Net Assets	0.92%	4.16%	6.39%	17.78%††
Ratio of Net Investment Income to Average Net Assets	2.48%	2.34%	3.44%	2.23%††
Portfolio Turnover Rate‡	38%	64%	46%	10%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Commenced operations on June 3, 2021.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA VALUE FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios For a Share

Outstanding Throughout the Year or Period

	Institutional Class Shares
	Year Ended December 31, 2024	Period Ended December 31, 2023(1)
Net Asset Value, Beginning of Year/Period	$11.03	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.23	0.07
Net Realized and Unrealized Gain	0.47	1.03
Total from Investment Operations	0.70	1.10
Dividends and Distributions:
Net Investment Income	(0.22)	(0.07)
Capital Gains	(0.81)	—
Total Dividends and Distributions	(1.03)	(0.07)
Net Asset Value, End of Year/Period	$10.70	$11.03
Total Return†	6.46%	11.01%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$1,182	$1,110
Ratio of Net Expenses to Average Net Assets	0.65%	0.65%††
Ratio of Gross Expenses to Average Net Assets	19.09%	25.73%††
Ratio of Net Investment Income to Average Net Assets	2.02%	2.17%††
Portfolio Turnover Rate‡	59%	17%

*	Per share data calculated using average shares method.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

††	Annualized.
‡	Portfolio turnover rate is for the period indicated and has not been annualized.
(1)	Commenced operations on August 31, 2023.
Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 49 funds. The financial statements herein are those of the ARGA Emerging Markets Value Fund (the “Emerging Markets Value Fund”), the ARGA International Value Fund (the “International Value Fund”) and the ARGA Value Fund (the “Value Fund”); collectively known as the ARGA Funds (the “Funds”). The investment objective of the Funds is to seek to provide long-term capital appreciation. Each of the Funds is classified as a non-diversified investment company. ARGA Investment Management, LP (the “Adviser”) serves as the investment adviser to each of the Funds. Each Fund offers two classes of shares to investors, Investor Shares and Institutional Shares. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Please refer to a current prospectus for additional information on each share class. Investor Shares of the Funds are currently not available for purchase.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Funds. The Funds are investment companies and therefore apply the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ official closing price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with U.S. GAAP, the Funds disclose fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with the Adviser's pricing procedures, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

Federal Income Taxes — It is the Funds’ intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended December 31, 2024, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Funds are informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Classes — Class specific expenses are borne by that class of shares. Income, realized and unrealized gains (losses), and non-class specific expenses are allocated to the respective class on basis of relative daily net assets.

Cash — Idle cash may be swept into various time deposit accounts and is classified as cash on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Dividends and Distributions to Shareholders — Each Fund distributes its net investment income and makes distributions of its net realized capital gains, if any, at least annually. If you own Fund shares on a Fund’s record date, you will be entitled to receive the distribution.

Deferred Offering Costs — Offering costs, including costs of printing initial prospectus, legal and registration fees, are amortized over twelve-months from inception of the Fund. During the year ended December 31, 2024, the ARGA Value Fund amortized offering costs of $69,439. As of December 31, 2024, the ARGA Value Fund has no deferred offering costs remaining to be amortized.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Funds. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Funds. For the year ended December 31, 2024, ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $490,046, $100,023 and $75,017 for these services, respectively.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

Brown Brothers Harriman & Co. acts as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds. For the year ended December 31, 2024, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $138,137, $13,597 and $0 for these services, respectively.

Atlantic Shareholder Services LLC serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust. For the year ended December 31, 2024, the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund each paid $47,075, $23,191 and $21,023 for these services, respectively.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund at a fee, which is calculated daily and paid monthly, at an annual rate of 0.70%, 0.60% and 0.50%, respectively of each Fund’s average daily net assets.

For each Fund, the Adviser has contractually agreed to reduce its fees and/or reimburse expenses to the extent necessary to keep the Funds’ total annual Fund operating expenses (excluding distribution and/or service (12b-1) fees, shareholder servicing fees, interest, taxes, brokerage commissions, and other costs and expenses relating to the securities that are purchased and sold by the Fund, dividend and interest expenses on securities sold short, acquired fund fees and expenses, fees and expenses incurred in connection with tax reclaim recovery services, other expenditures which are capitalized in accordance with generally accepted accounting principles, and non-routine expenses (collectively, “excluded expenses”)) for Investor Shares and Institutional Shares from exceeding certain levels as set forth below until April 30, 2025. Refer to Waiver of Investment Advisory Fees and Waiver - Reimbursement from Adviser on the Statements of Operations for fees waived for the year ended December 31, 2024.

Accordingly, the contractual expense limitations for each Fund are as follows:

Contractual Expense Limitations Institutional Shares
ARGA Emerging Markets Value Fund	0.90%
ARGA International Value Fund	0.75%
ARGA Value Fund	0.65%

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

In addition, the Adviser may receive from a Fund the difference between the total annual Fund operating expenses (not including excluded expenses) and the Fund’s contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point total annual Fund operating expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. This agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on April 30, 2025.

As of December 31, 2024, fees that were previously waived by the Adviser, which may be subject to possible future recapture to the Adviser are as follows:

Period	Subject to Repayment until December 31:	ARGA Emerging Markets Value Fund	ARGA International Value Fund
2022	2025	$—	$179,590
2023	2026	—	167,723
2024	2027	—	124,276
		$—	$471,589

Period	Subject to Repayment until December 31:	ARGA Value Fund
2023	2026	$83,758
2024	2027	214,974
		$298,732

For the year ended December 31, 2024, the Funds did not recoup any previously waived fees.

6. Investment Transactions:

For the year ended December 31, 2024, the purchases and sales of investment securities other than long-term U.S. Government and short-term investments, were as follows:

	Purchases	Sales
ARGA Emerging Markets Value Fund	$447,935,735	$219,430,368
ARGA International Value Fund	144,265,540	26,111,017
ARGA Value Fund	703,551	693,837

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

or credited to distributable earnings or paid-in-capital as appropriate, in the period that the difference arises.

The following permanent difference, primarily consisting of nondeductible excise tax, has been reclassified between paid-in capital and distributable earnings (accumulated losses) as of December 31, 2024.

	Distributable Earnings (Accumulated Losses)	Paid-in Capital
ARGA Emerging Markets Value Fund	$2,762	$(2,762)
ARGA International Value Fund	25	(25)

The tax character of dividends and distributions paid during the year or period ended December 31, 2024, were as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
ARGA Emerging Markets Value Fund
2024	$28,842,447	$—	$39,537	$28,881,984
2023	18,921,672	—	—	18,921,672
ARGA International Value Fund
2024	3,314,916	223,908	—	3,538,824
2023	111,339	—	—	111,339
ARGA Value Fund
2024	105,350	—	—	105,350
2023	7,141	—	—	7,141

As of December 31, 2024, the components of distributable earnings on a tax basis were as follows:

	ARGA Emerging Markets Value Fund	ARGA International Value Fund	ARGA Value Fund
Undistributed Ordinary Income	$–	$138,084	$3,006
Undistributed Long-Term Capital Gains	–	34,224	47,711
Capital Loss Carryforwards	(5,588,153)	–	–
Late-Year Loss Deferral	(2,171,995)	–	–
Unrealized Appreciation (Depreciation)	50,310,800	(8,104,117)	18,899
Other Temporary Differences	(5)	(2)	1
Total Distributable Earnings (Accumulated Losses)	$42,550,647	$(7,931,811)	$69,617

Post October losses represent losses realized on investment transactions from November 1, 2024 through December 31, 2024, that, in accordance with Federal income tax regulations, the Funds may defer and treat as having arisen in the following fiscal year.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

For Federal income tax purposes, capital loss carryforwards may be carried forward indefinitely and applied against all future gains. Losses carried forward are as follows:

	Short-Term Loss	Long-Term Loss	Total
ARGA Emerging Markets Value Fund	$5,588,153	$—	$5,588,153

During the year ended December 31, 2024, the following Funds utilized capital loss carryforwards to offset capital gains amounting to:

	Short-Term Loss	Long-Term Loss	Total
ARGA Emerging Markets Value Fund	$137,724	$—	$137,724

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for investments held by Funds at December 31, 2024, were as follows:

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARGA Emerging Markets Value Fund
$774,489,618	$129,639,016	$(78,536,977)	$51,102,039	*
ARGA International Value Fund
129,248,343	5,208,006	(13,312,123)	(8,104,117)
ARGA Value Fund
1,147,676	108,525	(89,626)	18,899

* The difference in unrealized appreciation is attributable to Foreign Capital Gains Tax payable.

The book/tax difference on investment cost is primarily related to deferred wash sale losses, mark to market on Forward Contracts and investments in passive foreign investment companies.

8. Concentration of Shareholders:

At December 31, 2024, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of individual shareholders and omnibus accounts that are held on behalf of various individual shareholders, each owning 10% or greater of the aggregate shares outstanding were as follows:

	No. of Shareholders	% Ownership
ARGA Emerging Markets Value Fund, Institutional Shares	2	71%
ARGA International Value Fund, Institutional Shares	3	95%
ARGA Value Fund, Institutional Shares	1	100%

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

9. Indemnifications:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

10. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any government agency.

Equity Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. Moreover, in the event of a company’s bankruptcy, claims of certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Market Risk — The prices of and the income generated by the Fund’s securities may decline in response to, among other things, investor sentiment, general economic and market conditions, regional or global instability, and currency and interest rate fluctuations. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole.

Active Management Risk — The Fund is subject to the risk that the Adviser’s judgments about the attractiveness, value, or potential appreciation of the Fund’s investments may prove to be incorrect. If the investments selected and strategies employed by the Fund fail to produce the intended results, the Fund could underperform in comparison to other funds with similar objectives and investment strategies.

Value Style Risk — The Adviser’s value investment style may increase the risks of investing in the Fund. If the Adviser’s assessment of market conditions, or a company’s value or prospects for exceeding earnings expectations is inaccurate, the Fund could

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

suffer losses or produce poor performance relative to other funds. In addition, “value stocks” can continue to be undervalued by the market for long periods of time.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, and different legal, regulatory and tax environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Frontier Markets Risk — Frontier markets are inherently riskier than developed and advanced emerging markets, given the earlier stage of their economic and capital market development. Given the more limited investment flows, frontier markets tend to be less liquid than their developed and emerging market peers. Frontier markets carry higher governance risk, political instability, capital control risk and foreign exchange risk.

Geographic Focus Risk — To the extent that it focuses its investments in a particular country or geographic region, the Fund may be more susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries within that country or geographic region. As a result, the Fund may be subject to greater price volatility and risk of loss than a fund holding more geographically diverse investments.

Sector and Industry Focus Risk — Because the Fund may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of sectors.

Currency Risk — As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, resulting in the dollar value of an investment in the Fund being adversely affected. Currency exchange rates may fluctuate in response to, among other things, changes in interest rates, intervention (or failure to intervene) by U.S. or foreign governments, central banks or supranational entities, or by the imposition of currency controls or other political developments in the United States or abroad.

Liquidity Risk — Certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. The Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on Fund management or performance. Liquidity

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

risk may be heightened in the emerging market countries in which the Fund invests, as a result of their markets being less developed.

Depositary Receipts Risk — Depositary receipts, such as ADRs, GDRs and EDRs, are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. Depositary receipts are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory and tax environments.

Preferred Stock Risk — Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

Private Placements Risk — Investment in privately placed securities may be less liquid than in publicly traded securities. Although these securities may be resold in privately negotiated transactions, the prices realized from these sales could be less than those originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, companies whose securities are not publicly traded may not be subject to the disclosure and other investor protection requirements that might be applicable if their securities were publicly traded.

Participation Notes Risk — The return on a P-Note is linked to the performance of the issuers of the underlying securities. The performance of P-Notes will not replicate exactly the performance of the issuers that they seek to replicate due to transaction costs and other expenses. P-Notes are subject to counterparty risk since the notes constitute general unsecured contractual obligations of the financial institutions issuing the notes, and the Fund is relying on the creditworthiness of such institutions and has no rights under the notes against the issuers of the underlying securities. In addition, P-Notes are subject to liquidity risk, which is described elsewhere in this section.

Master Limited Partnerships (MLPs) Risk — MLPs are limited partnerships in which the ownership units are publicly traded. MLPs often own several properties or businesses (or own interests) that are related to oil and gas industries or other natural resources, but they also may finance other projects. To the extent that an MLP's interests are all in a particular industry, the MLP will be negatively impacted by economic events adversely impacting that industry. Additional risks of investing in a MLP also include those involved in investing in a partnership as opposed to a corporation, such as limited control of management, limited voting rights and tax risks. MLPs may be subject to state taxation in certain jurisdictions, which will have the effect of reducing the amount of income paid by the MLP to its investors.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

REITs Risk — REITs are pooled investment vehicles that own, and usually operate, income-producing real estate. REITs are susceptible to the risks associated with direct ownership of real estate, such as the following: declines in property values; increases in property taxes, operating expenses, interest rates or competition; overbuilding; zoning changes; and losses from casualty or condemnation. REITs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in REITs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the REITs’ operating expenses, in addition to paying Fund expenses. REIT operating expenses are not reflected in the fee table and example in this prospectus.

ETFs Risk — ETFs are pooled investment vehicles, such as registered investment companies and grantor trusts, whose shares are listed and traded on U.S. and non-U.S. stock exchanges or otherwise traded in the over-the-counter market. To the extent that the Fund invests in ETFs, the Fund will be subject to substantially the same risks as those associated with the direct ownership of the securities in which the ETF invests, and the value of the Fund’s investment will fluctuate in response to the performance of the ETF’s holdings. ETFs typically incur fees that are separate from those of the Fund. Accordingly, the Fund’s investments in ETFs will result in the layering of expenses such that shareholders will indirectly bear a proportionate share of the ETFs’ operating expenses, in addition to paying Fund expenses.

Stock Connect Investing Risk — Trading through Stock Connect is subject to a number of restrictions that may affect the Fund’s investments and returns, including a daily quota that limits the maximum net purchases under Stock Connect each day. In addition, investments made through Stock Connect are subject to relatively untested trading, clearance and settlement procedures. Moreover, A-Shares purchased through Stock Connect generally may only be sold or otherwise transferred through Stock Connect. The Fund’s investments in A-Shares purchased through Stock Connect are generally subject to Chinese securities regulations and listing rules. While overseas investors currently are exempt from paying capital gains or value added taxes on income and gains from investments in A-Shares purchased through Stock Connect, these tax rules could be changed, which could result in unexpected tax liabilities for the Fund. Stock Connect operates only on days when both the China and Hong Kong markets are open for trading and when banks in both markets are open on the corresponding settlement days. Therefore, the Fund may be subject to the risk of price fluctuations of A-Shares when Stock Connect is not trading.

11. Recent Accounting Pronouncement:

In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The management of each Fund’s Adviser acts as each Fund’s CODM. Each Fund represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole and each Fund’s long-term strategic asset allocation is pre-determined in accordance with each Fund’s single investment objective which is executed by each Fund’s portfolio managers. The financial information in the form of each Fund’s schedule of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus each Fund’s comparative benchmarks and to make resource allocation decisions for each Fund’s single segment, is consistent with that presented within each Fund’s financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

12. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund and the Board of Trustees of The Advisors’ Inner Circle Fund III

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of ARGA Emerging Markets Value Fund, ARGA International Value Fund and ARGA Value Fund (collectively referred to as the “Funds”), (three of the funds constituting The Advisors’ Inner Circle Fund III (the “Trust”)), including the schedules of investments, as of December 31, 2024, and the related statements of operations and changes in net assets and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds (three of the funds constituting The Advisors’ Inner Circle Fund III) at December 31, 2024, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.

Individual fund constituting The Advisors' Inner Circle Fund III	Statements of operations	Statements of changes in net assets	Financial highlights
ARGA Emerging Markets Value Fund ARGA International Value Fund	For the year ended December 31, 2024	For each of the two years in the period ended December 31, 2024	For each of the three years in the period ended December 31, 2024 and the period from June 3, 2021 (commencement of operations) through December 31, 2021
ARGA Value Fund		For the year ended December 31, 2024 and the period from August 31, 2023 (commencement of operations) through December 31, 2023

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024

applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more ARGA Investment Management, LP investment companies since 2021.

Philadelphia, Pennsylvania

February 28, 2025

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024 (UNAUDITED)

NOTICE TO SHAREHOLDERS

For shareholders that do not have a December 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with a December 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended December 31, 2024, the Funds are designating the following items with regard to distributions paid during the year.

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividend Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)	Foreign Tax Credits (6)
ARGA Emerging Markets Value Fund
0.13%	0.00%	99.87%	100.00%	0.49%	60.00%	0.00%	0.00%	0.00%	7.59%
ARGA International Value Fund
0.00%	5.99%	94.01%	100.00%	0.88%	53.18%	0.00%	0.00%	100.00%	5.29%
ARGA Value Fund
0.00%	0.00%	100.00%	100.00%	24.08%	30.71%	0.00%	0.00%	100.00%	0.00%

The Funds intend to pass through foreign tax credit to shareholders. For the fiscal year ended December 31, 2024, the amount of foreign source income and foreign tax credit are as follows:

Fund	Foreign Source Income	Foreign Tax Credit Pass Through
ARGA Emerging Markets Value Fund	$21,604,395	$2,372,488
ARGA International Value Fund	2,139,830	197,585

1.

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary Income distributions (the total of short term capital gain and net investment income distributions).

2.

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of each of the aforementioned funds to designate the maximum amount permitted by law.

3.

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

4.

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.

5.

The percentage in this column represents the amount of “Short Term Capital Gain Dividends” and is reflected as a percentage of short term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

6.

The percentage in this column represents the amount of “Qualifying Foreign Taxes” as a percentage of ordinary distributions during the fiscal year ended December 31, 2024. Your allocable share of the foreign tax credit will be reported on form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024 (UNAUDITED)

The information reported herein may differ from the information and distributions taxable to the shareholder for the calendar year ending December 31, 2024. Complete information will be computed and reported with your 2024 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III	ARGA FUNDS DECEMBER 31, 2024 (UNAUDITED)

OTHER INFORMATION - FORM N-CSR ITEMS 8-11

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included within the Statement(s) of Operations of the financial statements filed under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

NOTES

ARGA Funds

P.O. Box 588

Portland, ME 04112

1- 866-234-2742

Investment Adviser:

ARGA Investment Management, LP

1010 Washington Blvd, 6th Floor

Stamford, CT 06901

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Ernst & Young LLP

One Commerce Square

2005 Market Street, Suite 700

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Funds described.

ARG-AR-001-0400

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 10, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date: March 10, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date: March 10, 2025